Note 9 - Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2018	2019
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	(13,656)	(7,293)
Denominator:
Weighted average number of ordinary shares outstanding —basic and diluted	22,211,762	23,029,362
Net loss per share —basic and diluted	(0.61)	(0.32)